UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment[ ];       Amendment Number:
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:    Pivot Point Capital Partners, LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104


13F File Number: 28-12335

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Anthony P. Brenner
Title: Managing Member
Phone: 415-343-7070

Signature, Place, and Date of Signiture

/s/ Anthony P. Brenner   San Francisco, CA     November 15, 2010
----------------------   -----------------     -----------------
[Signature]              [City, State]         [Date]

Report Type (Check only one.):
[x]    13F Holdings Report
[ ]    13F Notice
[ ]    13F Combination Report

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           10

Form 13 F Information Table Value Total (x$1000): $225,128

List of Other Included Managers: None

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FORM 13F INFORMATION TABLE

                                   TITLE OF               VALUE    SHRS OR      SH/  PUT/  INVEST  OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS    CUSIP        (x$1000)  PRN AMT      PRN  CALL  DISCR   MNGRS  SOLE    SHARED  NONE

CARTER'S INC                       COM      146229 10 9   31,077    1,180,300   SH         SOLE          1,180,300
CLEAN HARBORS INC                  COM      184496 10 7   24,596      363,047   SH         SOLE            363,047
FORWARD AIR CORP                   COM      349853 10 1   24,572      945,087   SH         SOLE            945,087
HEARTLAND PMT SYS INC              COM      42235N 10 8    9,250      607,735   SH         SOLE            607,735
LANDSTAR SYS INC                   COM      515098 10 1   16,591      429,600   SH         SOLE            429,600
PETSMART INC                       COM      716768 10 6   35,700    1,020,000   SH         SOLE          1,020,000
TRANSDIGM GROUP INC                COM      893641 10 0   25,354      408,600   SH         SOLE            408,600
TRUEBLUE INC                       COM      89785X 10 1   24,544    1,798,100   SH         SOLE          1,798,100
UNIVERSAL TECHNICAL INST INC       COM      913915 10 4   11,575      592,060   SH         SOLE            592,060
VISTAPRINT NV                      COM      N93540 10 7   21,868      565,800   SH         SOLE            565,800
